Issued Capital and Reserves - Summary of Other Capital Reserves (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Beginning balance	£ 7,401	£ 5,001
Share-based payments expense during the year	3,862	3,302	£ 1,558
Issuance of warrants	70
Ending balance	7,401	7,401	5,001
Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	129,835	128,374	59,147
Share-based payments expense during the year	3,862	3,302	1,558
Share options exercised	(82)	(119)
Novartis convertible loan note instrument and warrants			1,084
Conversion of Loan Notes	(1,005)	(1,722)	33,104
Reclassification of the embedded derivative			33,481
Issuance of warrants	70
Ending balance	132,680	129,835	128,374
Share-based payments [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	23,026	19,843	18,285
Share-based payments expense during the year	3,862	3,302	1,558
Share options exercised	(82)	(119)
Conversion of Loan Notes	0
Ending balance	26,806	23,026	19,843
Equity component of convertible loan [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	32,843	34,565
Share-based payments expense during the year	0
Share options exercised	0
Novartis convertible loan note instrument and warrants			1,084
Conversion of Loan Notes	(1,005)	(1,722)
Reclassification of the embedded derivative			33,481
Ending balance	31,838	32,843	34,565
Other Warrents Issued [Member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	44	44	44
Share-based payments expense during the year	0
Share options exercised	0
Conversion of Loan Notes	0
Issuance of warrants	70
Ending balance	114	44	44
Merger reserve [member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	40,818	40,818	40,818
Share-based payments expense during the year	0
Share options exercised	0
Conversion of Loan Notes	0
Ending balance	40,818	40,818	40,818
Other Reserve [Member] | Capital reserve [member]
Disclosure of classes of share capital [line items]
Beginning balance	33,104	33,104
Share-based payments expense during the year	0
Share options exercised	0
Conversion of Loan Notes	0		33,104
Ending balance	£ 33,104	£ 33,104	£ 33,104